Consolidated statements of cash flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities:
Profit for the year		$ 112,833	$ 92,469	[1]	$ 83,750	[1]
Adjustments for:
Depreciation		67,726	61,770	[1]	55,693	[1]
Financial costs		53,602	49,579	[1]	35,505	[1]
Financial income		(998)	(205)	[1]	(35)	[1]
Unrealized loss/(gain) on interest rate swaps held for trading		(2,174)	1,570	[1]	285	[1]
Recycled loss of cash flow hedges reclassified to profit or loss		0	2,527	[1]	593	[1]
Share-based compensation		850	480	[1]	205	[1]
Adjusted Profit Loss		231,839	208,190	[1]	175,996	[1]
(Increase)/decrease in trade and other receivables		579	1,896	[1]	(3,303)	[1]
Decrease/(increase) in inventories		243	(653)	[1]	157	[1]
Change in related parties, net		(5,855)	5,604	[1]	(6,251)	[1]
Decrease/(increase) in prepayments and other current assets		52	(1,108)	[1]	1,778	[1]
(Increase)/decrease in other non-current assets		928	2,093	[1]	(545)	[1]
Increase/(decrease) in other non-current liabilities		0	(139)	[1]	86	[1]
(Decrease)/increase in trade accounts payable		1,192	(723)	[1]	(713)	[1]
(Decrease)/increase in other payables and accruals		(2,019)	6,686	[1]	(84)	[1]
Cash provided by operations		226,959	221,846	[1]	167,121	[1]
Interest paid		(46,832)	(30,797)	[1]	(30,146)	[1]
Net cash provided by operating activities		180,127	191,049	[1]	136,975	[1]
Cash flows from investing activities:
Payments for vessels' additions		(4,765)	(337,647)	[1]	(8,025)	[1]
Financial income received		991	201	[1]	46	[1]
Purchase of short-term investments		0	(4,500)	[1]	(7,003)	[1]
Maturity of short-term investments		6,000	0	[1]	28,704	[1]
Net cash provided by/(used in) investing activities		2,226	(341,946)	[1]	13,722	[1]
Cash flows from financing activities:
Borrowings drawdowns		60,000	886,837	[1]	0	[1]
Borrowings repayments		(153,756)	(625,160)	[1]	(73,460)	[1]
Payment of loan issuance costs		(1,594)	(19,223)	[1]	(922)	[1]
Payments for interest rate swaps termination		0	(10,647)	[1]	0	[1]
Cash distribution to GasLog in exchange for contribution of net assets		(192,168)	(68,142)	[1]	(172,627)	[1]
Proceeds from public offerings of common units and issuances of general partner units (net of underwriting discounts and commissions)		144,297	53,826	[1]	176,533	[1]
Proceeds from public offering of preference units (net of underwriting discounts and commissions)		139,222	0	[1]	0	[1]
Payment of offering costs		(2,033)	(454)	[1]	(1,104)	[1]
Distributions paid		(90,280)	(65,577)	[1]	(51,193)	[1]
Dividend due to GasLog before vessels' drop-down		0	(10,800)	[1]	(8,810)	[1]
Decrease in amounts due to shareholders		0	0	[1]	(4,684)	[1]
Net cash (used in)/provided by financing activities		(96,312)	140,660	[1]	(136,267)	[1]
Increase/(decrease) in cash and cash equivalents		86,041	(10,237)	[1]	14,430	[1]
Cash and cash equivalents, beginning of the year	[1]	56,506	66,743		52,313
Cash and cash equivalents, end of the year		142,547	56,506	[1]	66,743	[1]
Non-Cash Investing and Financing Activities:
Payment for vessels through capital contributions before dropdown		0	37,299	[1]	39,786	[1]
Capital expenditures included in liabilities at the end of the year		1,863	628	[1]	1,365	[1]
Payment for vessels through related parties		0	0	[1]	2,313	[1]
Financing costs included in liabilities at the end of the year		0	0	[1]	61	[1]
Financing costs paid through capital contributions		0	1,379	[1]	0	[1]
Financing costs paid through related parties		0	0	[1]	4,428	[1]
Offering costs not paid during the year and included in liabilities at the end of the year		364	5	[1]	0	[1]
Offering costs paid through related parties		0	0	[1]	26	[1]
Dividend declared but not paid		$ 0	$ 0	[1]	$ 10,800	[1]

[1]	Restated so as to reflect the historical financial statements of GAS-eleven Ltd., GAS-thirteen Ltd. and GAS-eight Ltd. acquired on May 3, 2017, July 3, 2017 and October 20, 2017, respectively, from GasLog Ltd. (“GasLog”) (Note 1).